Leases (Details) - Schedule of right-of-use assets and lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of right-of-use assets and lease liabilities [Abstract]
At 1 January 2020	$ 357	$ 433
Depreciation	(133)	(91)
Disposal of lease	(224)
Exchange differences		15
Right-of-use assets		357
At 1 January 2021	555	820
Interest expense	13	18
Lease payments	(164)	(321)
Exchange differences		(38)
Disposal of lease	(394)
Lease Liabilities		$ 555